EQUITY (Schedule of Assumptions Used to Estimate Fair Value) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest	0.90%	0.68%	0.99%
Dividend yield	0.00%	0.00%	0.00%
Volatility	46.00%	45.00%	44.00%
Expected term (in years)	5 years	5 years	5 years
Non-Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest		0.79%
Dividend yield		0.00%
Volatility		45.00%
Expected term (in years)		6 years